GOODWILL - CHANGES IN GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Hyperinflation	$ 656	$ 419
Translation differences	(9,768)	(17,307)
Impairment loss recognised in profit or loss, goodwill	(1,961)	0
Goodwill	91,941	103,014	$ 119,902
PERU [Member]
Disclosure of information for cash-generating units [line items]
Hyperinflation	0	0
Translation differences	(2,529)	(2,509)
Impairment loss recognised in profit or loss, goodwill	0	0
Goodwill	24,574	27,103	29,612
CHILE [Member]
Disclosure of information for cash-generating units [line items]
Hyperinflation	0	0
Translation differences	(2,656)	728
Impairment loss recognised in profit or loss, goodwill	0	0
Goodwill	13,589	16,245	15,517
COLOMBIA [Member]
Disclosure of information for cash-generating units [line items]
Hyperinflation	0	0
Translation differences	(753)	(259)
Impairment loss recognised in profit or loss, goodwill	0	0
Goodwill	4,710	5,463	5,722
MEXICO [Member]
Disclosure of information for cash-generating units [line items]
Hyperinflation	0	0
Translation differences	(50)	(101)
Impairment loss recognised in profit or loss, goodwill	0	0
Goodwill	1,770	1,820	1,921
BRAZIL [Member]
Disclosure of information for cash-generating units [line items]
Hyperinflation	0	0
Translation differences	(3,492)	(14,692)
Impairment loss recognised in profit or loss, goodwill	0	0
Goodwill	47,298	50,790	65,482
ARGENTINA [Member]
Disclosure of information for cash-generating units [line items]
Hyperinflation	656	419
Translation differences	(288)	(474)
Impairment loss recognised in profit or loss, goodwill	(1,961)	0
Goodwill	$ 0	$ 1,593	$ 1,648